PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Proceeds from disposal of property and equipment			$ 222,916
Accumulated depreciation	$ 760,608	$ 798,193
Property
PROPERTY AND EQUIPMENT, NET
Loss from disposal	706,513
Cost of property	760,615
Accumulated depreciation	185,755
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Proceeds from disposal of property and equipment			222,916
Loss from disposal	706,513	6,991	1,275
Cost of electronic equipment	18,122	9,638	217,341
Accumulated depreciation	17,007	3,052	$ 23,637
Office equipment
PROPERTY AND EQUIPMENT, NET
Loss from disposal	706,513	6,991
Cost of office equipment	8,325	866
Accumulated depreciation	$ 5,747	$ 480